Employee Benefits (Detail) (USD $)	1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 31, 2014	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Employee Benefits
Matching contributions to 401(k) profit sharing Plan		$ 0	$ 0	$ 0	$ 0
Summary of ESOP shares
Allocated shares		16,958		16,958	7,811
Unearned shares		36,935		36,935
Total ESOP shares		53,893		53,893	7,811
Fair value of unearned shares		516		523
ESOP
ESOP
Amount borrowed	500,000	500,000
Shares purchased	46,082	46,082
Loan repayment				118,000
Number of shares released				9,147
Compensation expense		$ 45,000	$ 45,000	$ 152,000	$ 120,000